1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

July 31, 2018

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Post-Effective Amendment No. 40 to Registration Statement on Form N-1A for Mercer Funds (File Nos. 333-123467; 811-21732)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 40 filed electronically with the U.S. Securities and Exchange Commission on July 27, 2018, with an effective date of July 31, 2018.

Sincerely,

/s/ Gary E. Brooks

Gary E. Brooks

cc:	Colin J. Dean, Esq.
Caroline Hulme, Esq.